CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2021	$ 6,796	$ 30,394	$ 1,222	$ 9,687	$ (12,342)	$ 35,757
Balance, shares at Dec. 31, 2021	23,301,653
Issuance of shares upon exercise of employee stock options	$ 3	16	0	0	0	19
Issuance of shares upon exercise of employee stock options, shares	8,334
Stock-based compensation	$ 0	93	0	0	0	93
Foreign currency translation adjustments- the Company	0	0	0	(33)	0	(33)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	3,831	3,831
Foreign currency translation adjustments	0	0	(1,980)	0	0	(1,980)
Balance at Dec. 31, 2022	$ 6,799	30,503	(758)	9,654	(8,511)	37,687
Balance, shares at Dec. 31, 2022	23,309,987
Stock-based compensation	$ 0	18	0	0	0	18
Foreign currency translation adjustments- the Company	0	0	0	(6)	0	(6)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	(1,289)	(1,289)
Foreign currency translation adjustments	0	0	782	0	0	782
Balance at Dec. 31, 2023	$ 6,799	30,521	24	9,648	(9,800)	$ 37,192
Balance, shares at Dec. 31, 2023	23,309,987					23,309,987
Change in par value of common shares	$ (6,799)	6,799	0	0	0	$ 0
Issuance of shares upon exercise of employee stock options	$ 0	39	0	0	0	39
Issuance of shares upon exercise of employee stock options, shares	16,666
Stock-based compensation	$ 0	18	0	0	0	18
Foreign currency translation adjustments- the Company	0	0	0	(1,206)	0	(1,206)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	2,637	2,637
Foreign currency translation adjustments	0	0	(1,004)	0	0	(1,004)
Balance at Dec. 31, 2024	$ 0	$ 37,377	$ (980)	$ 8,442	$ (7,163)	$ 37,676
Balance, shares at Dec. 31, 2024	23,326,653					23,326,653